Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 904	$ 730	$ 794	$ 572
Provision for credit losses
Model changes			43
Originations	17	27	58	74
Maturities	(23)	(13)	(65)	(37)
Changes in risk, parameters and exposures	31	32	148	203
Write-offs	(14)	(3)	(26)	(12)
Recoveries	3	4	9	9
Exchange rate and other	(18)	(10)	(61)	(42)
Balance at end of period	900	767	900	767
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	215	259	276	215
Provision for credit losses
Model changes			(88)
Transfers to stage 1	112	57	266	116
Transfers to stage 2	(9)	(15)	(31)	(33)
Transfers to stage 3		(2)	(4)	(4)
Originations	17	27	58	74
Maturities	(6)	(7)	(21)	(17)
Changes in risk, parameters and exposures	(94)	(50)	(221)	(83)
Exchange rate and other		(1)
Balance at end of period	235	268	235	268
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	308	209	204	126
Provision for credit losses
Model changes			131
Transfers to stage 1	(110)	(53)	(259)	(112)
Transfers to stage 2	9	15	32	39
Transfers to stage 3	(18)	(12)	(52)	(36)
Maturities	(17)	(6)	(44)	(20)
Changes in risk, parameters and exposures	110	66	272	224
Exchange rate and other	2	2
Balance at end of period	284	221	284	221
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	381	262	314	231
Provision for credit losses
Transfers to stage 1	(2)	(4)	(7)	(4)
Transfers to stage 2			(1)	(6)
Transfers to stage 3	18	14	56	40
Changes in risk, parameters and exposures	15	16	97	62
Write-offs	(14)	(3)	(26)	(12)
Recoveries	3	4	9	9
Exchange rate and other	(20)	(11)	(61)	(42)
Balance at end of period	$ 381	$ 278	$ 381	$ 278